SCHEDULE OF OPERATING LEASE MINIMUM FUTURE PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Operating Leases
2024 (remaining six months)	$ 46,000
2024	94,000	$ 269,000
Total minimum future payments	140,000	9,903,000
Less: interest	5,000	5,894,000
Total operating lease liabilities	135,000	4,009,000
2025		355,000
2026		529,000
2027		585,000
2028		610,000
Thereafter		7,555,000
Less: current portion of lease liabilities	135,000	84,000	$ 509,000
Operating lease liabilities, net of current portion		$ 3,925,000	$ 88,000